December 31, 2008	• Pacific Select Separate Account of Pacific Life Insurance Company

Annual
Report

PACIFIC SELECT SEPARATE ACCOUNT
     The 2008 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	Small-Cap	International	Equity	Small-Cap		Growth	Multi-
	Growth	Value	Index	Index	Equity	LT	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Growth Portfolio	$15,884
International Value Portfolio		$587,564
Equity Index Portfolio			$734,669
Small-Cap Index Portfolio				$302,485
Equity Portfolio					$22,719
Growth LT Portfolio						$829,876
Multi-Strategy Portfolio							$58,413

Receivables:
Due from Pacific Life Insurance Company	5	241	189	112	9	226	23

Total Assets	15,889	587,805	734,858	302,597	22,728	830,102	58,436

LIABILITIES
Payables:
Mortality and expense risk fees	8	352	449	178	13	499	37

Total Liabilities	8	352	449	178	13	499	37

NET ASSETS	$15,881	$587,453	$734,409	$302,419	$22,715	$829,603	$58,399

Units Outstanding	2,302	32,687	24,950	34,156	4,000	31,004	2,284

Accumulation Unit Value	$6.90	$17.97	$29.44	$8.85	$5.68	$26.76	$25.57

Cost of Investments	$24,110	$999,637	$975,196	$491,024	$39,463	$1,685,707	$102,366

Shares Owned in each Portfolio	2,488	67,337	37,502	38,771	2,026	62,454	6,356

	Main
	Street®	Emerging	Money	High Yield	Managed	Inflation
	Core	Markets	Market	Bond	Bond	Managed
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Main Street Core Portfolio	$333,003
Emerging Markets Portfolio		$16,085
Money Market Portfolio			$628,136
High Yield Bond Portfolio				$117,616
Managed Bond Portfolio					$760,100
Inflation Managed Portfolio						$118,405

Receivables:
Due from Pacific Life Insurance Company	91	—	—	20	—	5

Total Assets	333,094	16,085	628,136	117,636	760,100	118,410

LIABILITIES
Payables:
Mortality and expense risk fees	198	9	400	70	473	73
Other	—	6	55	—	56	—

Total Liabilities	198	15	455	70	529	73

NET ASSETS	$332,896	$16,070	$627,681	$117,566	$759,571	$118,337

Units Outstanding	11,041	1,062	29,542	4,263	20,208	3,477

Accumulation Unit Value	$30.15	$15.14	$21.25	$27.58	$37.59	$34.03

Cost of Investments	$506,074	$28,371	$631,142	$169,628	$787,932	$136,052

Shares Owned in each Portfolio	25,247	1,827	62,201	25,209	72,224	11,897

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

	Small-Cap	International	Equity	Small-Cap		Growth	Multi-
	Growth	Value	Index	Index	Equity	LT	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$25,708	$19,427	$8,658	$172	$6,056	$125

EXPENSES
Mortality and expense risk fees	172	6,849	7,276	3,083	213	8,684	666

Net Investment Income (Loss)	(172)	18,859	12,151	5,575	(41)	(2,628)	(541)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1,654	(2,517)	16,000	742	(168)	(270,191)	10,803
Capital gain distributions	1,449	50,571	48,999	44,897	4,261	173,754	6,059

Realized Gain (Loss)	3,103	48,054	64,999	45,639	4,093	(96,437)	16,862

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(20,077)	(650,369)	(537,819)	(225,134)	(19,017)	(514,421)	(66,208)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($17,146)	($583,456)	($460,669)	($173,920)	($14,965)	($613,486)	($49,887)

	Main Street	Emerging	Money	High Yield	Managed	Inflation
	Core	Markets	Market	Bond	Bond	Managed
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$6,462	$386	$16,252	$11,717	$36,894	$3,702
EXPENSES
Mortality and expense risk fees	3,145	252	4,870	1,000	6,008	920

Net Investment Income	3,317	134	11,382	10,717	30,886	2,782

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(9,872)	8,284	1,169	(2,833)	9,700	(159)
Capital gain distributions	56,801	3,087	—	—	8,393	672

Realized Gain (Loss)	46,929	11,371	1,169	(2,833)	18,093	513

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(265,800)	(31,192)	(2,047)	(42,903)	(67,204)	(16,358)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($215,554)	($19,687)	$10,504	($35,019)	($18,225)	($13,063)

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Growth		International Value		Equity Index
	Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($172)	($492)	$18,859	$17,913	$12,151	$15,401
Realized gain	3,103	4,314	48,054	179,142	64,999	13,471
Change in unrealized appreciation (depreciation) on investments	(20,077)	5,162	(650,369)	(118,076)	(537,819)	31,310

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,146)	8,984	(583,456)	78,979	(460,669)	60,182

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(33,244)	(9,254)	(51,708)	(81,153)	696	(25,752)
Transfers—policy charges and deductions	(285)	(682)	(10,175)	(10,731)	(7,054)	(7,080)
Transfers—surrenders	—	(1,348)	(85,772)	(8,009)	(53,590)	(4,788)
Transfers—other	650	(878)	(56,819)	(3,168)	(60,092)	(17,712)

Net Decrease in Net Assets Derived from Policy Transactions	(32,879)	(12,162)	(204,474)	(103,061)	(120,040)	(55,332)

NET INCREASE (DECREASE) IN NET ASSETS	(50,025)	(3,178)	(787,930)	(24,082)	(580,709)	4,850

NET ASSETS
Beginning of Year	65,906	69,084	1,375,383	1,399,465	1,315,118	1,310,268

End of Year	$15,881	$65,906	$587,453	$1,375,383	$734,409	$1,315,118

	Small-Cap Index		Equity		Growth LT
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,575	$3,479	($41)	($172)	($2,628)	($4,169)
Realized gain (loss)	45,639	16,992	4,093	314	(96,437)	(98,831)
Change in unrealized appreciation (depreciation) on investments	(225,134)	(35,236)	(19,017)	1,734	(514,421)	324,522

Net Increase (Decrease) in Net Assets Resulting from Operations	(173,920)	(14,765)	(14,965)	1,876	(613,486)	221,522

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(40,186)	(71,863)	1,181	3,530	(39,460)	(42,597)
Transfers—policy charges and deductions	(7,904)	(6,913)	(421)	(336)	(7,706)	(8,553)
Transfers—surrenders	(54,304)	(4,072)	—	(1,608)	(61,513)	(8,655)
Transfers—other	11,830	18,089	10	48	(109,226)	(30,095)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(90,564)	(64,759)	770	1,634	(217,905)	(89,900)

NET INCREASE (DECREASE) IN NET ASSETS	(264,484)	(79,524)	(14,195)	3,510	(831,391)	131,622

NET ASSETS
Beginning of Year	566,903	646,427	36,910	33,400	1,660,994	1,529,372

End of Year	$302,419	$566,903	$22,715	$36,910	$829,603	$1,660,994

(1)	Formerly named Fasciano Small Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($541)	$3,363	$3,317	$2,801	$134	$324
Realized gain (loss)	16,862	1,352	46,929	(2,024)	11,371	38,919
Change in unrealized appreciation (depreciation) on investments	(66,208)	(8)	(265,800)	19,031	(31,192)	(9,081)

Net Increase (Decrease) in Net Assets Resulting from Operations	(49,887)	4,707	(215,554)	19,808	(19,687)	30,162

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(39,440)	8,506	(29,425)	(35,986)	(76,884)	(27,903)
Transfers—policy charges and deductions	(1,439)	(1,685)	(6,146)	(5,426)	(364)	(1,061)
Transfers—surrenders	—	(1,176)	—	(11,422)	—	(2,656)
Transfers—other	1,585	(153)	7,330	12,919	938	(2,046)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(39,294)	5,492	(28,241)	(39,915)	(76,310)	(33,666)

NET INCREASE (DECREASE) IN NET ASSETS	(89,181)	10,199	(243,795)	(20,107)	(95,997)	(3,504)

NET ASSETS
Beginning of Year	147,580	137,381	576,691	596,798	112,067	115,571

End of Year	$58,399	$147,580	$332,896	$576,691	$16,070	$112,067

	Money Market		High Yield Bond		Managed Bond
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$11,382	$16,123	$10,717	$11,996	$30,886	$33,072
Realized gain (loss)	1,169	35	(2,833)	(19)	18,093	721
Change in unrealized appreciation (depreciation) on investments	(2,047)	(630)	(42,903)	(9,173)	(67,204)	34,203

Net Increase (Decrease) in Net Assets Resulting from Operations	10,504	15,528	(35,019)	2,804	(18,225)	67,996

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	371,147	169,797	(19,822)	13,336	(42,059)	98,181
Transfers—policy charges and deductions	(8,226)	(3,350)	(2,381)	(2,172)	(6,750)	(5,362)
Transfers—surrenders	(168,164)	—	—	—	(72,546)	(6,715)
Transfers—other	(9,911)	(10,979)	431	172	(46,256)	1,448

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	184,846	155,468	(21,772)	11,336	(167,611)	87,552

NET INCREASE (DECREASE) IN NET ASSETS	195,350	170,996	(56,791)	14,140	(185,836)	155,548

NET ASSETS
Beginning of Year	432,331	261,335	174,357	160,217	945,407	789,859

End of Year	$627,681	$432,331	$117,566	$174,357	$759,571	$945,407

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Inflation Managed
	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2008	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,782	$4,689
Realized gain (loss)	513	(2,334)
Change in unrealized appreciation (depreciation) on investments	(16,358)	9,197

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,063)	11,552

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(796)	1,157
Transfers—policy charges and deductions	(1,392)	(1,053)
Transfers—surrenders	—	(3,418)
Transfers—other	50	75

Net Decrease in Net Assets Derived from Policy Transactions	(2,138)	(3,239)

NET INCREASE (DECREASE) IN NET ASSETS	(15,201)	8,313

NET ASSETS
Beginning of Year	133,538	125,225

End of Year	$118,337	$133,538

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

				Ratios of	Ratios of
				Investment	Expenses
	At the End of Each Year or Period			Income to	to Average
Variable Accounts		Total Units	Total Net	Average Net	Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Assets (2)	Returns (3)

Small-Cap Growth (4)
2008	$6.90	2,302	$15,881	0.00%	0.70%	(47.48%)
2007	13.14	5,017	65,906	0.00%	0.70%	14.29%
2006	11.49	6,010	69,084	0.30%	0.70%	4.34%
2005	11.02	4,124	45,432	0.08%	0.70%	1.94%
2004	10.81	12,273	132,638	0.71%	0.70%	18.13%
International Value
2008	$17.97	32,687	$587,453	2.64%	0.70%	(48.15%)
2007	34.66	39,681	1,375,383	1.96%	0.70%	5.50%
2006	32.86	42,595	1,399,465	1.64%	0.70%	24.82%
2005	26.32	41,943	1,103,977	1.82%	0.70%	8.67%
2004	24.22	49,886	1,208,251	1.44%	0.70%	15.64%
Equity Index
2008	$29.44	24,950	$734,409	1.88%	0.70%	(37.79%)
2007	47.32	27,794	1,315,118	1.86%	0.70%	4.49%
2006	45.28	28,935	1,310,268	1.76%	0.70%	14.72%
2005	39.47	30,004	1,184,341	1.48%	0.70%	3.94%
2004	37.98	31,041	1,178,839	1.67%	0.70%	9.83%
Small-Cap Index
2008	$8.85	34,156	$302,419	1.97%	0.70%	(35.49%)
2007	13.72	41,306	566,903	1.28%	0.70%	(2.70%)
2006	14.11	45,828	646,427	1.57%	0.70%	16.98%
2005	12.06	43,979	530,317	0.37%	0.70%	3.65%
04/30/2004 - 12/31/2004	11.63	71,780	835,067	0.95%	0.70%	16.34%
Equity
2008	$5.68	4,000	$22,715	0.57%	0.70%	(41.53%)
2007	9.71	3,800	36,910	0.23%	0.70%	5.52%
2006	9.21	3,628	33,400	0.51%	0.70%	7.90%
2005	8.53	1,976	16,855	0.26%	0.70%	5.79%
2004	8.06	1,997	16,101	0.88%	0.70%	4.42%
Growth LT
2008	$26.76	31,004	$829,603	0.49%	0.70%	(41.37%)
2007	45.64	36,397	1,660,994	0.44%	0.70%	14.82%
2006	39.75	38,478	1,529,372	0.62%	0.70%	8.96%
2005	36.48	39,468	1,439,780	0.24%	0.70%	6.93%
2004	34.12	45,670	1,558,031	0.00%	0.70%	9.63%
Multi-Strategy
2008	$25.57	2,284	$58,399	0.13%	0.70%	(45.37%)
2007	46.80	3,154	147,580	3.05%	0.70%	3.61%
2006	45.16	3,042	137,381	2.72%	0.70%	10.91%
2005	40.72	2,890	117,680	0.61%	0.70%	3.05%
2004	39.52	12,856	508,027	1.62%	0.70%	9.05%
Main Street Core
2008	$30.15	11,041	$332,896	1.44%	0.70%	(39.30%)
2007	49.67	11,611	576,691	1.18%	0.70%	3.67%
2006	47.91	12,456	596,798	1.32%	0.70%	14.38%
2005	41.89	11,674	489,015	0.80%	0.70%	5.25%
2004	39.80	19,961	794,402	1.10%	0.70%	8.78%
Emerging Markets
2008	$15.14	1,062	$16,070	1.08%	0.70%	(48.05%)
2007	29.14	3,846	112,067	1.00%	0.70%	32.16%
2006	22.05	5,242	115,571	0.78%	0.70%	23.54%
2005	17.85	5,156	92,019	1.08%	0.70%	40.52%
2004	12.70	4,517	57,363	1.94%	0.70%	33.70%
Money Market
2008	$21.25	29,542	$627,681	2.34%	0.70%	1.65%
2007	20.90	20,683	432,331	5.01%	0.70%	4.25%
2006	20.05	13,034	261,335	4.52%	0.70%	3.96%
2005	19.29	17,571	338,872	2.70%	0.70%	2.11%
2004	18.89	24,002	453,343	0.92%	0.70%	0.31%
See Notes to Financial Statements
See explanation of references of page 7

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of	Ratios of
				Investment	Expenses
	At the End of Each Year			Income to	to Average
Variable Accounts		Total Units	Total Net	Average Net	Net	Total
For Each Year Ended	AUV	Outstanding	Assets	Assets (1)	Assets (2)	Returns (3)

High Yield Bond
2008	$27.58	4,263	$117,566	8.23%	0.70%	(22.74%)
2007	35.70	4,884	174,357	7.61%	0.70%	1.72%
2006	35.09	4,565	160,217	7.38%	0.70%	8.67%
2005	32.30	4,232	136,671	7.12%	0.70%	1.66%
2004	31.77	4,180	132,781	6.39%	0.70%	8.48%
Managed Bond
2008	$37.59	20,208	$759,571	4.31%	0.70%	(2.39%)
2007	38.51	24,549	945,407	4.47%	0.70%	7.77%
2006	35.73	22,104	789,859	4.03%	0.70%	4.08%
2005	34.33	22,423	769,870	3.35%	0.70%	1.92%
2004	33.69	22,745	766,190	2.96%	0.70%	4.65%
Inflation Managed
2008	$34.03	3,477	$118,337	2.83%	0.70%	(9.98%)
2007	37.80	3,532	133,538	4.29%	0.70%	9.37%
2006	34.57	3,623	125,225	4.02%	0.70%	(0.18%)
2005	34.63	3,397	117,650	2.74%	0.70%	1.83%
2004	34.01	11,004	374,229	0.80%	0.70%	8.15%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	The amounts for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(4)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2008 is comprised of thirteen subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as follows:
Small-Cap Growth
International Value
Equity Index
Small-Cap Index
Equity
Growth LT
Multi-Strategy
Main Street® Core
Emerging Markets
Money Market
High Yield Bond
Managed Bond
Inflation Managed
     Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     The Separate Account adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical holdings
     Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 – Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. A summary of the inputs used to value the Separate Account’s holdings as of December 31, 2008 is presented in Note 6.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding reinvestments of distributions) and proceeds from sales of investments for the year ended December 31, 2008, were as follows:

Variable Accounts	Purchases	Sales
Small-Cap Growth	$14,203	$47,300
International Value	24,025	236,233
Equity Index	6,524	134,523
Small-Cap Index	35,421	129,365
Equity	3,204	2,666
Growth LT	14,552	242,128
Multi-Strategy	12,763	52,811
Main Street Core	33,923	65,609
Emerging Markets	15,771	92,416
Money Market	471,230	291,079
High Yield Bond	8,585	31,420
Managed Bond	9,769	183,514
Inflation Managed	1,168	4,251
6. FAIR VALUE MEASUREMENTS
     As of December 31, 2008, the Separate Account’s holdings, which were all characterized as Level 1 as defined in SFAS 157 (see Note 2A), were as follows:

Variable Accounts	Total Value
Small-Cap Growth	$15,884
International Value	587,564
Equity Index	734,669
Small-Cap Index	302,485
Equity	22,719
Growth LT	829,876
Multi-Strategy	58,413
Main Street Core	333,003
Emerging Markets	16,085
Money Market	628,136
High Yield Bond	117,616
Managed Bond	760,100
Inflation Managed	118,405

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years ended December 31, 2008 and 2007 were as follows:

	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth (1)	1,563	(4,278)	(2,715)	368	(1,361)	(993)
International Value	980	(7,974)	(6,994)	624	(3,538)	(2,914)
Equity Index	199	(3,043)	(2,844)	161	(1,302)	(1,141)
Small-Cap Index	2,121	(9,271)	(7,150)	4,340	(8,862)	(4,522)
Equity	494	(294)	200	451	(279)	172
Growth LT	405	(5,798)	(5,393)	93	(2,174)	(2,081)
Multi-Strategy	328	(1,198)	(870)	192	(80)	112
Main Street Core	692	(1,262)	(570)	326	(1,171)	(845)
Emerging Markets	715	(3,499)	(2,784)	396	(1,792)	(1,396)
Money Market	22,396	(13,537)	8,859	8,962	(1,313)	7,649
High Yield Bond	269	(890)	(621)	396	(77)	319
Managed Bond	277	(4,618)	(4,341)	2,942	(497)	2,445
Inflation Managed	35	(90)	(55)	576	(667)	(91)

(1)	Formerly named Fasciano Small Equity Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account (the “Separate Account”) comprised of Small-Cap Growth, International Value, Equity Index, Small-Cap Index, Equity, Growth LT, Multi-Strategy, Main Street® Core, Emerging Markets, Money Market, High Yield Bond, Managed Bond and Inflation Managed Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2008, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 27, 2009

Pacific Life Insurance Company
PO Box 2030
Omaha, NE 68103-2030

CHANGE SERVICE REQUESTED

Annual Report
as of December 31, 2008

•	Pacific Select Separate Account of Pacific Life Insurance Company

Form No.	15-21492-10